Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.
Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2023, 2024 and 2025, are as follows:

	2023		2024		2025
Commercial revenues:
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	1,681	Ps.	2,463	Ps.	3,030
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent Director)	Ps.	8,645	Ps.	26,506	Ps.	41,525
Fly by Wings, S.A. de C.V. (Independent Director)	Ps.	40,325	Ps.	27,428	Ps.	39,162
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	19	Ps.	30	Ps.	—
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director)	Ps.	5,486	Ps.	32,853	Ps.	43,066
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	2,362	Ps.	3,645
Beer Factory México, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	2,970	Ps.	1,371

	2023		2024		2025
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	14,620	Ps.	6,254	Ps.	16,918

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors
d.
The total short term employee benefits paid to key management personnel or directors, for the years ended December 31, 2023, 2024 and 2025 were as follows:

	2023		2024		2025
Management - short term	Ps.	89,974	Ps.	115,257	Ps.	122,001
Independent directors (7)	Ps.	9,093	Ps.	11,815	Ps.	15,892

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
b.
Accounts receivable with other related parties that are in the consolidated statement of financial position as of December 31, 2023, 2024 and 2025, are integrated as follows:

	2023		2024		2025
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent Director)	Ps.	24	Ps.	24	Ps.	24
Fly by Wings, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	591	Ps.	122
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent Director)	Ps.	—	Ps.	1,926	Ps.	630
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	76		—	Ps.	—
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director)	Ps.	2,265	Ps.	1,041	Ps.	—
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	—	Ps.	569		—
Restaurantes SUSHI ITTO, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	45	Ps.	—
Beer Factory de México, S.A. de C.V. (Independent Director)	Ps.	—	Ps.	588	Ps.	91

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2023		2024		2025
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	851,320	Ps.	845,233	Ps.	971,750

	2023		2024		2025
AMP, entity with significant influence:
Accounts payable	Ps.	722,923	Ps.	704,612	Ps.	828,975